Stockholders' Deficit - Private Company Stock Options 2008 Plan - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 07, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		$ 3,792,000	$ 5,425,000
Stock-based compensation expense related to stock options		3,800,000	5,400,000
Stock Options 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		200,000	$ 1,900,000
Outstanding options, cancelled	20,307,149
Plan termination date	Mar. 07, 2016
Stock-based compensation expense related to stock options		$ 0.9